Goodwill and intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	$ 63,777
Additions	2,093	$ 1,736
Intangible assets and goodwill at end of period	60,945	63,777
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	29,595	29,999
Impact of business combinations	161	238
Disposals and derecognitions	(28)
Currency translation effects	(427)	(642)
Intangible assets and goodwill at end of period	29,301	29,595	$ 29,999
Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	34,182	36,809
Impact of business combinations	1,209	652
Additions	2,093	1,736
Disposals and derecognitions	(100)	(37)
Amortization charge	(3,982)	(3,903)
Impairment charge	(1,326)	(403)	(914)
Currency translation effects	(432)	(672)
Intangible assets and goodwill at end of period	31,644	34,182	36,809
Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	5,499	4,700
Impact of business combinations	1,209	262
Reclassifications	(1,429)	(20)
Additions	330	958
Disposals and derecognitions	(95)
Impairment charge	(917)	(350)
Currency translation effects	(176)	(51)
Intangible assets and goodwill at end of period	4,421	5,499	4,700
Technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	177	230
Reclassifications	2	15
Amortization charge	(37)	(41)
Impairment charge	(15)	(17)
Currency translation effects	(6)	(10)
Intangible assets and goodwill at end of period	121	177	230
Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	27,106	30,767
Impact of business combinations		292
Reclassifications	1,403	5
Additions	1,175	270
Disposals and derecognitions	(3)	(36)
Amortization charge	(3,603)	(3,607)
Impairment charge	(322)	(1)
Currency translation effects	(243)	(584)
Intangible assets and goodwill at end of period	25,513	27,106	30,767
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	1,400	1,112
Impact of business combinations		98
Reclassifications	24
Additions	588	508
Disposals and derecognitions	(2)	(1)
Amortization charge	(342)	(255)
Impairment charge	(72)	(35)
Currency translation effects	(7)	(27)
Intangible assets and goodwill at end of period	1,589	1,400	1,112
Gross carrying amount | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	29,900	30,321
Intangible assets and goodwill at end of period	29,596	29,900	30,321
Gross carrying amount | Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	68,211	67,725
Intangible assets and goodwill at end of period	69,684	68,211	67,725
Gross carrying amount | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	8,013	6,893
Intangible assets and goodwill at end of period	7,092	8,013	6,893
Gross carrying amount | Technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	1,080	1,115
Intangible assets and goodwill at end of period	1,038	1,080	1,115
Gross carrying amount | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	56,213	57,333
Intangible assets and goodwill at end of period	58,249	56,213	57,333
Gross carrying amount | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	2,905	2,384
Intangible assets and goodwill at end of period	3,305	2,905	2,384
Accumulated depreciation, amortisation and impairment | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(305)	(322)
Intangible assets and goodwill at end of period	(295)	(305)	(322)
Accumulated depreciation, amortisation and impairment | Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(34,029)	(30,916)
Intangible assets and goodwill at end of period	(38,040)	(34,029)	(30,916)
Accumulated depreciation, amortisation and impairment | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(2,514)	(2,193)
Intangible assets and goodwill at end of period	(2,671)	(2,514)	(2,193)
Accumulated depreciation, amortisation and impairment | Technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(903)	(885)
Intangible assets and goodwill at end of period	(917)	(903)	(885)
Accumulated depreciation, amortisation and impairment | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(29,107)	(26,566)
Intangible assets and goodwill at end of period	(32,736)	(29,107)	(26,566)
Accumulated depreciation, amortisation and impairment | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(1,505)	(1,272)
Intangible assets and goodwill at end of period	$ (1,716)	$ (1,505)	$ (1,272)